Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 05, 2016
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2016
Prospectus Date	rr_ProspectusDate	Jul. 05, 2016